Bank overdrafts, bonds and bank loans (Tables)	12 Months Ended
Dec. 31, 2017
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Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year	Amounts falling due within one year:

	2017 £m	2016 £m
Bank overdrafts	393.2	534.3
Corporate bonds and bank loans	230.9	468.2
	624.1	1,002.5

Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year	Amounts falling due after more than one year:

	2017 £m	2016 £m
Corporate bonds and bank loans	6,250.4	5,564.9

Maturity Analysis for Non-derivative Financial Liabilities

The corporate bonds, bank loans and overdrafts included within liabilities fall due for repayment as follows:

	2017 £m	2016 £m
Within one year	624.1	1,002.5
Between one and two years	727.6	208.0
Between two and three years	421.0	717.2
Between three and four years	1,384.2	195.7
Between four and five years	356.6	660.9
Over five years	3,361.0	3,783.1
	6,874.5	6,567.4